About the presentation of our consolidated financial statements - Exchange rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pound sterling
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	1.32	1.28	1.24
Year-end	1.35	1.25	1.28
Australian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.64	0.66	0.66
Year-end	0.67	0.62	0.69
Canadian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.72	0.73	0.74
Year-end	0.73	0.70	0.76
Euro
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	1.13	1.08	1.08
Year-end	1.18	1.04	1.11
South African rand
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.056	0.055	0.054
Year-end	0.060	0.053	0.054